UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Income Fund

April 30, 2010

1.800351.106

NFY-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (000s)
Commonwealth Of Marianas - 0.3%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 4,300	$ 5,056
New York - 93.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,104
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	523
Series 2007 A2, 5% 8/1/11	750	772
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	2,739
5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,738
5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,028
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,612
5.75% 5/1/20 (FSA Insured)	1,400	1,495
5.75% 5/1/21	1,755	1,868
5.75% 5/1/22	4,900	5,196
5.75% 5/1/23	1,000	1,057
Series 2004:
5.75% 5/1/17	5,950	6,554
5.75% 5/1/19 (FSA Insured)	5,000	5,415
5.75% 5/1/23 (FSA Insured)	9,620	10,364
5.75% 5/1/25 (FSA Insured)	2,000	2,146
5.75% 5/1/26	8,985	9,611
Series 2007 A, 5.75% 5/1/27	5,000	5,459
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,871
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,568
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,106
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,742
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,053
5% 2/1/14	1,035	1,125
Series 2009 B, 5.25% 2/1/39	1,200	1,247
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hempstead Local Dev. Corp. Rev.: - continued
(Molloy College Proj.) Series 2009:
5% 7/1/17	$ 1,035	$ 1,131
5.25% 7/1/18	1,090	1,212
5.25% 7/1/19	1,100	1,204
5.75% 7/1/39	6,500	6,634
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	7,028
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,935	1,411
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,166
Series 2006 E, 5% 12/1/17	10,000	10,978
Series 2009 A:
5.75% 4/1/39	6,500	7,085
6.25% 4/1/33	1,655	1,888
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,187
5.75% 7/1/31	3,025	3,136
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,203
5.5% 7/1/23	5,000	5,248
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,261
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,039
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,549
5% 8/1/13	1,650	1,731
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,026
Nassau County Gen. Oblig. Series 2009 H:
4% 10/1/13	2,205	2,389
4% 10/1/16	3,325	3,600
4% 10/1/17	2,305	2,484
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	55	56
Series 2001 B, 5.875% 11/1/11	370	378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.): - continued
Series 2001 C, 5.625% 11/1/10	$ 140	$ 143
Series 2001 D, 5.625% 11/1/10	1,225	1,250
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,075
Series 2000 A, 6.5% 5/15/11	195	198
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,698
Series 2002 A, 5.75% 8/1/14	5,000	5,445
Series 2002 A1, 5.25% 11/1/14	1,350	1,440
Series 2002 B:
5.75% 8/1/14	3,000	3,267
5.75% 8/1/15	3,500	3,808
Series 2003 A:
5.5% 8/1/14	3,205	3,568
5.5% 8/1/20	7,000	7,570
Series 2003 E, 5.25% 8/1/14	3,390	3,747
Series 2003 J:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,893
5.5% 6/1/19	1,720	1,856
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (c)	675	766
5.5% 6/1/20 (AMBAC Insured)	6,000	6,464
Series 2004 B, 5.25% 8/1/15	9,855	11,052
Series 2005 F, 5.25% 8/1/12	2,000	2,080
Series 2005 G:
5.25% 8/1/16	9,010	10,310
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,265
Series 2005 O, 5% 6/1/22	5,000	5,355
Series 2006 A, 5% 8/1/19	3,000	3,274
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,559
Series 2008 A1, 5.25% 8/15/27	15,000	16,287
Series 2008 D1, 5.125% 12/1/23	5,000	5,432
Series I-1, 5% 4/1/17	7,215	7,999
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,722
5.5% 2/15/17 (FSA Insured)	3,000	3,119
5.5% 2/15/18 (FSA Insured)	2,500	2,592
5.5% 2/15/19 (FSA Insured)	1,250	1,293
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Health & Hosp. Corp. Rev.: - continued
Series 2008 A, 5.5% 2/15/21	$ 5,000	$ 5,410
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,319
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,084
Series 2002 A:
5% 6/15/32	5,000	5,103
5.125% 6/15/34	16,500	16,966
Series 2002 G:
5.125% 6/15/32	3,000	3,066
5.125% 6/15/32 (FGIC Insured)	4,750	4,855
Series 2003 A, 5.125% 6/15/34	4,200	4,319
Series 2003 E:
5% 6/15/34	2,000	2,069
5% 6/15/38	2,975	3,071
Series 2005 D:
5% 6/15/37	16,090	16,804
5% 6/15/38	20,050	20,930
5% 6/15/39	3,755	3,936
5% 6/15/39	2,800	2,935
Series 2006 C:
4.75% 6/15/33	3,000	3,051
4.75% 6/15/33	3,800	3,864
Series 2007 DD:
4.75% 6/15/35	3,000	3,045
4.75% 6/15/36	3,000	3,041
Series 2008 AA, 5% 6/15/27	10,000	10,793
Series 2009 A, 5.75% 6/15/40	10,025	11,341
Series 2009 DD, 6% 6/15/40	1,115	1,281
Series 2009 EE, 5.25% 6/15/40	5,000	5,374
Series 2009 GG1:
5% 6/15/39	5,000	5,261
5.25% 6/15/32	5,000	5,417
Series FF 2, 5.5% 6/15/40	9,295	10,388
Series GG, 5.25% 6/15/40	10,000	10,749
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,048
Series 2008 S1, 5% 1/15/34	10,000	10,276
Series 2009 S1:
5.5% 7/15/31	5,000	5,483
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S1:
5.5% 7/15/38	$ 2,900	$ 3,159
5.625% 7/15/38	2,900	3,194
Series 2009 S2, 6% 7/15/38	7,500	8,567
Series 2009 S3:
5.25% 1/15/26	1,000	1,085
5.25% 1/15/39	3,400	3,604
5.375% 1/15/34	13,435	14,352
Series 2009 S4:
5.5% 1/15/34	1,000	1,096
5.5% 1/15/39	4,000	4,372
5.75% 1/15/39	2,900	3,233
Series 2009 S5, 5.25% 1/15/39	10,180	10,837
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17 (Pre-Refunded to 2/1/11 @ 101) (c)	1,000	1,048
Series 2002 A, 5.375% 11/15/21	1,100	1,186
Series 2003 D:
5% 2/1/31	20,025	20,564
5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,385	10,223
5.25% 2/1/19	8,075	8,793
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,418
Series 2004 B:
5% 8/1/32	5,000	5,152
5.25% 8/1/19	2,810	3,102
Series 2004 C:
5% 2/1/28	15,000	15,803
5% 2/1/33 (FGIC Insured)	7,350	7,556
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,376
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (c)	190	216
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	15,000	15,401
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,273
(The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,119
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	48,000	48,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	$ 7,025	$ 8,349
Series 2006 D:
5% 3/15/20	3,500	3,856
5% 3/15/36	3,320	3,454
Series 2007 A, 5% 3/15/37	1,700	1,767
Series 2008 B:
5.25% 3/15/38	1,500	1,622
5.75% 3/15/36	8,000	9,023
Series 2006 C:
5% 12/15/22	4,305	4,686
5% 12/15/31	10,000	10,516
Series 2008 A, 5% 3/15/24	5,000	5,457
Series 2009 A:
5% 2/15/34	15,500	16,378
5.25% 2/15/23	7,940	8,931
Series A, 5% 2/15/39	19,705	20,926
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,385
5.75% 7/1/13 (AMBAC Insured)	3,000	3,193
Series C, 7.5% 7/1/10	1,410	1,424
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,149
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,912
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,185
5% 7/1/37	6,000	6,378
Series 2009 A:
5% 7/1/22	1,730	1,962
5% 7/1/23	1,315	1,481
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,350	1,447
5% 7/1/17	2,080	2,190
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,337
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	$ 2,155	$ 2,182
5.85% 8/1/40	9,500	9,617
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	14,770
5.5% 5/15/21 (AMBAC Insured)	10,000	11,384
5.5% 5/15/28	2,700	3,013
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,240	2,423
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,019
5% 7/1/14	2,510	2,633
5% 7/1/20	2,000	2,039
Series 2007 A:
5% 7/1/10	1,000	1,003
5% 7/1/11	1,365	1,394
5% 7/1/12	1,530	1,586
Series 2007 B, 5.25% 7/1/24	105	108
(New York Univ. Proj.):
Series 1998 A, 5.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	13,104
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,609
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	778
5.5% 7/1/19 (AMBAC Insured)	1,705	1,752
5.5% 7/1/20 (AMBAC Insured)	860	882
Series 2008 A, 5.25% 7/1/48	11,930	12,526
Series 2008 B, 5.25% 7/1/48	8,000	8,400
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,298
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,089
5% 5/1/21	1,315	1,360
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,638
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,218
6.125% 12/1/29	1,000	989
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	$ 15,000	$ 15,950
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,758
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,554
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,824
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	544
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,275
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,704
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,806
Series B, 7.5% 5/15/11	1,035	1,096
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,120
5.5% 3/1/39	2,500	2,624
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,265
5% 7/1/39	19,005	19,381
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,282
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,171
6% 7/1/15	1,160	1,235
6% 7/1/16	1,230	1,302
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	691
5.375% 7/1/17 (AMBAC Insured)	370	380
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	630	631
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	32,271
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,225
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,924
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 B:
6%, tender 5/15/12 (a)	$ 11,000	$ 12,020
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,576
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,858
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,951
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,176
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	548
Series 2002 D:
5% 6/15/20	9,000	9,711
5.125% 6/15/31	6,900	7,113
Series 2002 G, 5.25% 10/15/20	1,255	1,295
Series 2004 F, 5% 6/15/34	4,825	4,988
Series 2010 A, 5% 6/15/23	2,750	3,104
Series 2003 I, 5% 6/15/24	2,000	2,185
Series 2004 D, 5% 2/15/34	12,150	12,574
Series 2005 B, 5.5% 10/15/21	3,985	4,764
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	191
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,209
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,456
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,163
Series 2009 A:
5.5% 11/15/39	10,400	11,168
5.625% 11/15/39	6,000	6,496
Series B, 5% 11/15/34	19,560	20,434
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,419
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,674
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,000	$ 4,317
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,266
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,356
Series 2007 B:
5% 11/15/26	8,185	8,555
5% 11/15/28	2,235	2,306
Series 2008 A, 5.25% 11/15/36	15,000	15,451
Series 2008 C, 6.5% 11/15/28	9,445	10,952
New York Pwr. Auth.:
Series 2000 A, 5.25% 11/15/40	25,860	25,993
Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,827
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,718
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,999
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,835	2,122
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,884
5.25% 1/1/27	6,570	6,927
Series 2007 H:
5% 1/1/21	5,755	6,254
5% 1/1/25	13,000	13,718
5% 1/1/26	4,000	4,199
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	10,832
5.5% 4/1/20 (AMBAC Insured)	27,375	32,225
Series 2007 B, 5% 4/1/27	6,750	7,148
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,608
5.25% 3/15/25	8,000	8,776
5.25% 3/15/26	12,080	13,244
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	3,025	3,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	$ 1,880	$ 1,940
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,793
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,942
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	23,000	27,401
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,746
5% 1/1/24 (FSA Insured)	5,975	6,509
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	111
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	117
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,159
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	132
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,326
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,024
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,301
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	895	903
Series 2007 B, 5.25% 12/1/32	680	646
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,124
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,441
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,178
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,473
5.25% 6/1/22 (AMBAC Insured)	8,070	8,579
5.5% 6/1/14	3,330	3,340
5.5% 6/1/15	6,700	6,723
5.5% 6/1/16	17,500	17,557
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 A1:
5.5% 6/1/17	$ 7,000	$ 7,310
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,199
5.5% 6/1/19	4,600	4,974
Series 2003B 1C:
5.5% 6/1/14	5,000	5,015
5.5% 6/1/15	11,800	11,841
5.5% 6/1/16	10,040	10,522
5.5% 6/1/17	5,700	5,952
5.5% 6/1/18	3,800	4,053
5.5% 6/1/19	13,620	14,708
5.5% 6/1/20	16,000	17,234
5.5% 6/1/21	12,070	12,967
5.5% 6/1/22	9,700	10,383
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,598
Series 2007 A, 5% 11/15/27	6,410	6,879
Series 2008 A:
5% 11/15/37	13,000	13,630
5.25% 11/15/38	14,500	15,538
Series 2008 C, 5% 11/15/38	16,905	17,754
Series 2001 A:
5% 1/1/32	3,010	3,085
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,491
Series 2002 A, 5.25% 1/1/19	1,100	1,171
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A, 5% 9/1/30	5,000	5,093
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,345
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,212
6% 6/1/41	5,000	5,191
		1,787,494
New York & New Jersey - 3.0%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,017
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	4,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
134th Series, 5% 1/15/39	$ 10,000	$ 10,339
136th Series, 5.25% 11/1/16 (b)	4,510	4,904
138th Series, 5% 12/1/13 (b)	4,500	4,934
141st Series:
5% 9/1/18 (b)	6,045	6,448
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,877
147th Series, 5% 10/15/17 (b)	5,000	5,388
85th Series, 5.375% 3/1/28	6,205	7,080
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,291
		56,494
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,062
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,027
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,457
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,399
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,654
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,124
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,097
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	33,500	5,301
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	201
0% 8/1/47 (AMBAC Insured)	2,400	252
Series 2009 A, 6% 8/1/42	2,900	3,155
		26,729
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	$ 4,000	$ 4,370
5% 10/1/17	2,750	2,996
		7,366
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,826,081)	1,883,139
NET OTHER ASSETS - 1.0%	19,479
NET ASSETS - 100%	$ 1,902,618
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,825,984,000. Net unrealized appreciation aggregated $57,155,000, of which $61,633,000 related to appreciated investment securities and $4,478,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® New York Municipal
Income Fund

1.815813.105

ASNM-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (000s)
Commonwealth Of Marianas - 0.3%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 4,300	$ 5,056
New York - 93.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	3,104
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	523
Series 2007 A2, 5% 8/1/11	750	772
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	2,739
5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,738
5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,028
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,612
5.75% 5/1/20 (FSA Insured)	1,400	1,495
5.75% 5/1/21	1,755	1,868
5.75% 5/1/22	4,900	5,196
5.75% 5/1/23	1,000	1,057
Series 2004:
5.75% 5/1/17	5,950	6,554
5.75% 5/1/19 (FSA Insured)	5,000	5,415
5.75% 5/1/23 (FSA Insured)	9,620	10,364
5.75% 5/1/25 (FSA Insured)	2,000	2,146
5.75% 5/1/26	8,985	9,611
Series 2007 A, 5.75% 5/1/27	5,000	5,459
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,871
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,568
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,106
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,742
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,053
5% 2/1/14	1,035	1,125
Series 2009 B, 5.25% 2/1/39	1,200	1,247
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hempstead Local Dev. Corp. Rev.: - continued
(Molloy College Proj.) Series 2009:
5% 7/1/17	$ 1,035	$ 1,131
5.25% 7/1/18	1,090	1,212
5.25% 7/1/19	1,100	1,204
5.75% 7/1/39	6,500	6,634
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	7,028
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,935	1,411
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,166
Series 2006 E, 5% 12/1/17	10,000	10,978
Series 2009 A:
5.75% 4/1/39	6,500	7,085
6.25% 4/1/33	1,655	1,888
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,187
5.75% 7/1/31	3,025	3,136
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,203
5.5% 7/1/23	5,000	5,248
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,261
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000	1,039
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,549
5% 8/1/13	1,650	1,731
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,026
Nassau County Gen. Oblig. Series 2009 H:
4% 10/1/13	2,205	2,389
4% 10/1/16	3,325	3,600
4% 10/1/17	2,305	2,484
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	55	56
Series 2001 B, 5.875% 11/1/11	370	378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.): - continued
Series 2001 C, 5.625% 11/1/10	$ 140	$ 143
Series 2001 D, 5.625% 11/1/10	1,225	1,250
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,075
Series 2000 A, 6.5% 5/15/11	195	198
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,698
Series 2002 A, 5.75% 8/1/14	5,000	5,445
Series 2002 A1, 5.25% 11/1/14	1,350	1,440
Series 2002 B:
5.75% 8/1/14	3,000	3,267
5.75% 8/1/15	3,500	3,808
Series 2003 A:
5.5% 8/1/14	3,205	3,568
5.5% 8/1/20	7,000	7,570
Series 2003 E, 5.25% 8/1/14	3,390	3,747
Series 2003 J:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,893
5.5% 6/1/19	1,720	1,856
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (c)	675	766
5.5% 6/1/20 (AMBAC Insured)	6,000	6,464
Series 2004 B, 5.25% 8/1/15	9,855	11,052
Series 2005 F, 5.25% 8/1/12	2,000	2,080
Series 2005 G:
5.25% 8/1/16	9,010	10,310
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,265
Series 2005 O, 5% 6/1/22	5,000	5,355
Series 2006 A, 5% 8/1/19	3,000	3,274
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,559
Series 2008 A1, 5.25% 8/15/27	15,000	16,287
Series 2008 D1, 5.125% 12/1/23	5,000	5,432
Series I-1, 5% 4/1/17	7,215	7,999
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,722
5.5% 2/15/17 (FSA Insured)	3,000	3,119
5.5% 2/15/18 (FSA Insured)	2,500	2,592
5.5% 2/15/19 (FSA Insured)	1,250	1,293
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Health & Hosp. Corp. Rev.: - continued
Series 2008 A, 5.5% 2/15/21	$ 5,000	$ 5,410
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,319
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,084
Series 2002 A:
5% 6/15/32	5,000	5,103
5.125% 6/15/34	16,500	16,966
Series 2002 G:
5.125% 6/15/32	3,000	3,066
5.125% 6/15/32 (FGIC Insured)	4,750	4,855
Series 2003 A, 5.125% 6/15/34	4,200	4,319
Series 2003 E:
5% 6/15/34	2,000	2,069
5% 6/15/38	2,975	3,071
Series 2005 D:
5% 6/15/37	16,090	16,804
5% 6/15/38	20,050	20,930
5% 6/15/39	3,755	3,936
5% 6/15/39	2,800	2,935
Series 2006 C:
4.75% 6/15/33	3,000	3,051
4.75% 6/15/33	3,800	3,864
Series 2007 DD:
4.75% 6/15/35	3,000	3,045
4.75% 6/15/36	3,000	3,041
Series 2008 AA, 5% 6/15/27	10,000	10,793
Series 2009 A, 5.75% 6/15/40	10,025	11,341
Series 2009 DD, 6% 6/15/40	1,115	1,281
Series 2009 EE, 5.25% 6/15/40	5,000	5,374
Series 2009 GG1:
5% 6/15/39	5,000	5,261
5.25% 6/15/32	5,000	5,417
Series FF 2, 5.5% 6/15/40	9,295	10,388
Series GG, 5.25% 6/15/40	10,000	10,749
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,048
Series 2008 S1, 5% 1/15/34	10,000	10,276
Series 2009 S1:
5.5% 7/15/31	5,000	5,483
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S1:
5.5% 7/15/38	$ 2,900	$ 3,159
5.625% 7/15/38	2,900	3,194
Series 2009 S2, 6% 7/15/38	7,500	8,567
Series 2009 S3:
5.25% 1/15/26	1,000	1,085
5.25% 1/15/39	3,400	3,604
5.375% 1/15/34	13,435	14,352
Series 2009 S4:
5.5% 1/15/34	1,000	1,096
5.5% 1/15/39	4,000	4,372
5.75% 1/15/39	2,900	3,233
Series 2009 S5, 5.25% 1/15/39	10,180	10,837
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17 (Pre-Refunded to 2/1/11 @ 101) (c)	1,000	1,048
Series 2002 A, 5.375% 11/15/21	1,100	1,186
Series 2003 D:
5% 2/1/31	20,025	20,564
5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,385	10,223
5.25% 2/1/19	8,075	8,793
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,418
Series 2004 B:
5% 8/1/32	5,000	5,152
5.25% 8/1/19	2,810	3,102
Series 2004 C:
5% 2/1/28	15,000	15,803
5% 2/1/33 (FGIC Insured)	7,350	7,556
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,376
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100) (c)	190	216
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	15,000	15,401
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,273
(The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	4,000	4,119
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	48,000	48,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	$ 7,025	$ 8,349
Series 2006 D:
5% 3/15/20	3,500	3,856
5% 3/15/36	3,320	3,454
Series 2007 A, 5% 3/15/37	1,700	1,767
Series 2008 B:
5.25% 3/15/38	1,500	1,622
5.75% 3/15/36	8,000	9,023
Series 2006 C:
5% 12/15/22	4,305	4,686
5% 12/15/31	10,000	10,516
Series 2008 A, 5% 3/15/24	5,000	5,457
Series 2009 A:
5% 2/15/34	15,500	16,378
5.25% 2/15/23	7,940	8,931
Series A, 5% 2/15/39	19,705	20,926
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,385
5.75% 7/1/13 (AMBAC Insured)	3,000	3,193
Series C, 7.5% 7/1/10	1,410	1,424
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,149
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,912
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,185
5% 7/1/37	6,000	6,378
Series 2009 A:
5% 7/1/22	1,730	1,962
5% 7/1/23	1,315	1,481
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,350	1,447
5% 7/1/17	2,080	2,190
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,337
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	$ 2,155	$ 2,182
5.85% 8/1/40	9,500	9,617
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	14,770
5.5% 5/15/21 (AMBAC Insured)	10,000	11,384
5.5% 5/15/28	2,700	3,013
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,240	2,423
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,019
5% 7/1/14	2,510	2,633
5% 7/1/20	2,000	2,039
Series 2007 A:
5% 7/1/10	1,000	1,003
5% 7/1/11	1,365	1,394
5% 7/1/12	1,530	1,586
Series 2007 B, 5.25% 7/1/24	105	108
(New York Univ. Proj.):
Series 1998 A, 5.75% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	13,104
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,609
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	778
5.5% 7/1/19 (AMBAC Insured)	1,705	1,752
5.5% 7/1/20 (AMBAC Insured)	860	882
Series 2008 A, 5.25% 7/1/48	11,930	12,526
Series 2008 B, 5.25% 7/1/48	8,000	8,400
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	8,298
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,089
5% 5/1/21	1,315	1,360
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,638
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,218
6.125% 12/1/29	1,000	989
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	$ 15,000	$ 15,950
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,758
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,554
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,824
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	544
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,275
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,704
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,806
Series B, 7.5% 5/15/11	1,035	1,096
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,120
5.5% 3/1/39	2,500	2,624
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,265
5% 7/1/39	19,005	19,381
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,282
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,171
6% 7/1/15	1,160	1,235
6% 7/1/16	1,230	1,302
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	691
5.375% 7/1/17 (AMBAC Insured)	370	380
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	630	631
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	32,271
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,225
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,924
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 B:
6%, tender 5/15/12 (a)	$ 11,000	$ 12,020
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,576
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,858
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,951
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,176
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	548
Series 2002 D:
5% 6/15/20	9,000	9,711
5.125% 6/15/31	6,900	7,113
Series 2002 G, 5.25% 10/15/20	1,255	1,295
Series 2004 F, 5% 6/15/34	4,825	4,988
Series 2010 A, 5% 6/15/23	2,750	3,104
Series 2003 I, 5% 6/15/24	2,000	2,185
Series 2004 D, 5% 2/15/34	12,150	12,574
Series 2005 B, 5.5% 10/15/21	3,985	4,764
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	191
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,209
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,456
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	14,163
Series 2009 A:
5.5% 11/15/39	10,400	11,168
5.625% 11/15/39	6,000	6,496
Series B, 5% 11/15/34	19,560	20,434
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,419
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,674
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,000	$ 4,317
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,266
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,356
Series 2007 B:
5% 11/15/26	8,185	8,555
5% 11/15/28	2,235	2,306
Series 2008 A, 5.25% 11/15/36	15,000	15,451
Series 2008 C, 6.5% 11/15/28	9,445	10,952
New York Pwr. Auth.:
Series 2000 A, 5.25% 11/15/40	25,860	25,993
Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,827
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,718
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,999
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,835	2,122
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,884
5.25% 1/1/27	6,570	6,927
Series 2007 H:
5% 1/1/21	5,755	6,254
5% 1/1/25	13,000	13,718
5% 1/1/26	4,000	4,199
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,660	10,832
5.5% 4/1/20 (AMBAC Insured)	27,375	32,225
Series 2007 B, 5% 4/1/27	6,750	7,148
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,608
5.25% 3/15/25	8,000	8,776
5.25% 3/15/26	12,080	13,244
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	3,025	3,265
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	$ 1,880	$ 1,940
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,793
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,942
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	23,000	27,401
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,746
5% 1/1/24 (FSA Insured)	5,975	6,509
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	111
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	117
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,159
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	132
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,326
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,024
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,301
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	895	903
Series 2007 B, 5.25% 12/1/32	680	646
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,124
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,441
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,178
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,473
5.25% 6/1/22 (AMBAC Insured)	8,070	8,579
5.5% 6/1/14	3,330	3,340
5.5% 6/1/15	6,700	6,723
5.5% 6/1/16	17,500	17,557
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.: - continued
Series 2003 A1:
5.5% 6/1/17	$ 7,000	$ 7,310
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,199
5.5% 6/1/19	4,600	4,974
Series 2003B 1C:
5.5% 6/1/14	5,000	5,015
5.5% 6/1/15	11,800	11,841
5.5% 6/1/16	10,040	10,522
5.5% 6/1/17	5,700	5,952
5.5% 6/1/18	3,800	4,053
5.5% 6/1/19	13,620	14,708
5.5% 6/1/20	16,000	17,234
5.5% 6/1/21	12,070	12,967
5.5% 6/1/22	9,700	10,383
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,598
Series 2007 A, 5% 11/15/27	6,410	6,879
Series 2008 A:
5% 11/15/37	13,000	13,630
5.25% 11/15/38	14,500	15,538
Series 2008 C, 5% 11/15/38	16,905	17,754
Series 2001 A:
5% 1/1/32	3,010	3,085
5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,491
Series 2002 A, 5.25% 1/1/19	1,100	1,171
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A, 5% 9/1/30	5,000	5,093
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,345
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,212
6% 6/1/41	5,000	5,191
		1,787,494
New York & New Jersey - 3.0%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,017
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	4,216
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
134th Series, 5% 1/15/39	$ 10,000	$ 10,339
136th Series, 5.25% 11/1/16 (b)	4,510	4,904
138th Series, 5% 12/1/13 (b)	4,500	4,934
141st Series:
5% 9/1/18 (b)	6,045	6,448
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,877
147th Series, 5% 10/15/17 (b)	5,000	5,388
85th Series, 5.375% 3/1/28	6,205	7,080
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,291
		56,494
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,062
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,027
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,457
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,399
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,654
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,124
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,097
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	33,500	5,301
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	201
0% 8/1/47 (AMBAC Insured)	2,400	252
Series 2009 A, 6% 8/1/42	2,900	3,155
		26,729
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	$ 4,000	$ 4,370
5% 10/1/17	2,750	2,996
		7,366
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,826,081)	1,883,139
NET OTHER ASSETS - 1.0%	19,479
NET ASSETS - 100%	$ 1,902,618
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $1,825,984,000. Net unrealized appreciation aggregated $57,155,000, of which $61,633,000 related to appreciated investment securities and $4,478,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2010